CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 February 11, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:             First Trust Exchange-Traded Fund II
                         (File Nos. 333-143964 and 811-21944)
                      ------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on February 1, 2016. The Registration Statement relates to the First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Indxx Global Agriculture ETF (formerly First Trust ISE Global Platinum Index Fund), First Trust Indxx Global Natural Resources ETF (formerly First Trust ISE Global Copper Index
Fund), First Trust International IPO ETF, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust Nasdaq Cybersecurity ETF (formerly First Trust Nasdaq CEA Cybersecurity ETF), First Trust Nasdaq Smartphone Index Fund (formerly First Trust Nasdaq CEA Smartphone Index Fund), First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                 Very truly yours,

                                 CHAPMAN AND CUTLER LLP


                                 By: /s/ Morrison C. Warren
                                     -------------------------------------
                                         Morrison C. Warren